JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 1.7%
General Dynamics Corp.	6,105	1,902,379
Huntington Ingalls Industries, Inc.	3,730	1,040,148
L3Harris Technologies, Inc.	5,811	1,596,979
RTX Corp.	20,377	3,210,804
Textron, Inc.	10,911	848,548
		8,598,858
Automobiles & Parts — 1.7%
Aptiv plc *	12,733	873,993
BorgWarner, Inc.	23,658	870,614
Ford Motor Co.	159,886	1,769,938
General Motors Co.	36,537	1,948,884
Gentex Corp.	30,307	800,711
Genuine Parts Co.	8,472	1,091,871
Lear Corp.	6,647	626,746
LKQ Corp.	22,748	670,384
		8,653,141
Banks — 6.3%
Bank of America Corp.	59,084	2,792,901
Bank OZK	16,028	790,180
BOK Financial Corp.	4,531	460,032
Citigroup, Inc.	43,314	4,058,522
Citizens Financial Group, Inc.	31,824	1,518,641
Columbia Banking System, Inc.	35,526	845,519
Comerica, Inc.	19,935	1,347,008
Fifth Third Bancorp	36,797	1,529,651
First Hawaiian, Inc.	27,159	658,606
First Horizon Corp.	59,149	1,290,040
FNB Corp.	75,660	1,159,111
Huntington Bancshares, Inc.	87,338	1,434,963
KeyCorp	69,992	1,254,257
M&T Bank Corp.	7,510	1,417,137
PNC Financial Services Group, Inc. (The)	3,518	669,370
Popular, Inc. (Puerto Rico)	10,638	1,218,902
Prosperity Bancshares, Inc.	10,482	698,311
Regions Financial Corp.	58,533	1,482,641
Synovus Financial Corp.	23,635	1,116,517
Truist Financial Corp.	46,779	2,044,710
US Bancorp	46,677	2,098,598
Webster Financial Corp.	16,781	967,425
Western Alliance Bancorp	14,285	1,107,945
Zions Bancorp NA	18,225	977,224
		32,938,211
Beverages — 0.2%
Molson Coors Beverage Co., Class B	20,493	998,419
Chemicals — 0.9%
Celanese Corp.	6,982	364,670

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
CF Industries Holdings, Inc.	7,421	688,891
Eastman Chemical Co.	9,119	662,131
FMC Corp.	26,335	1,028,118
LyondellBasell Industries NV, Class A	16,531	957,641
Mosaic Co. (The)	32,818	1,181,776
		4,883,227
Construction & Materials — 1.4%
A O Smith Corp.	9,481	671,160
Acuity, Inc.	3,198	995,697
Builders FirstSource, Inc. *	7,648	972,290
CRH plc	17,503	1,670,661
Everus Construction Group, Inc. *	3,018	224,117
Fortune Brands Innovations, Inc.	11,639	634,791
Louisiana-Pacific Corp.	6,546	591,824
Mohawk Industries, Inc. *	5,646	646,524
Owens Corning	7,123	993,160
		7,400,224
Consumer Services — 0.8%
eBay, Inc.	20,281	1,860,782
H&R Block, Inc.	18,224	990,292
Service Corp. International	14,577	1,112,371
U-Haul Holding Co. *	3,860	223,339
		4,186,784
Electricity — 2.0%
Brookfield Renewable Corp. (Canada)	12,452	456,117
Clearway Energy, Inc., Class C	27,445	895,530
Consolidated Edison, Inc.	15,560	1,610,460
Dominion Energy, Inc.	9,235	539,786
Edison International	26,686	1,390,874
Evergy, Inc.	18,305	1,295,994
Exelon Corp.	39,878	1,792,117
OGE Energy Corp.	25,613	1,163,342
Pinnacle West Capital Corp.	12,943	1,172,895
PPL Corp.	5,165	184,339
		10,501,454
Electronic & Electrical Equipment — 1.5%
Crane NXT Co.	12,980	770,233
Johnson Controls International plc	20,659	2,169,195
MKS, Inc.	6,541	622,572
nVent Electric plc	9,692	760,047
Pentair plc	12,907	1,319,095
Sensata Technologies Holding plc	28,392	873,338
WESCO International, Inc.	6,233	1,289,982
		7,804,462

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 0.7%
Ally Financial, Inc.	31,656	1,198,179
MGIC Investment Corp.	40,673	1,053,431
OneMain Holdings, Inc.	21,028	1,215,208
		3,466,818
Food Producers — 2.3%
Archer-Daniels-Midland Co.	26,696	1,446,389
Bunge Global SA	14,322	1,142,323
Conagra Brands, Inc.	48,262	881,264
Flowers Foods, Inc. (a)	33,786	535,508
General Mills, Inc.	25,594	1,253,594
Hershey Co. (The)	3,405	633,773
Hormel Foods Corp.	21,787	611,997
Ingredion, Inc.	7,487	984,840
J M Smucker Co. (The)	7,406	794,960
Kraft Heinz Co. (The)	48,059	1,319,700
Pilgrim's Pride Corp.	11,348	537,782
Post Holdings, Inc. *	5,724	605,656
The Campbell's Co.	21,659	691,355
Tyson Foods, Inc., Class A	13,199	690,308
		12,129,449
Gas, Water & Multi-utilities — 0.6%
Duke Energy Corp.	3,884	472,450
MDU Resources Group, Inc.	57,588	993,393
National Fuel Gas Co.	7,132	618,986
UGI Corp.	30,850	1,116,153
		3,200,982
General Industrials — 1.9%
Amcor plc	145,784	1,363,080
Crown Holdings, Inc.	11,798	1,172,249
Dover Corp.	7,834	1,419,051
Dow, Inc.	25,595	596,108
DuPont de Nemours, Inc.	20,190	1,451,661
Graphic Packaging Holding Co.	39,223	877,026
Packaging Corp. of America	6,162	1,193,888
Sealed Air Corp.	18,627	545,212
Silgan Holdings, Inc.	19,724	917,758
Sonoco Products Co.	12,978	584,918
		10,120,951
Health Care Providers — 2.1%
Centene Corp. *	18,811	490,403
Cigna Group (The)	7,526	2,012,302
Elevance Health, Inc.	5,788	1,638,467
Encompass Health Corp.	7,825	861,611
Humana, Inc.	3,824	955,503
Tenet Healthcare Corp. *	6,963	1,122,992

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
UnitedHealth Group, Inc.	10,378	2,589,934
Universal Health Services, Inc., Class B	6,165	1,026,164
		10,697,376
Household Goods & Home Construction — 1.3%
DR Horton, Inc.	9,989	1,426,829
Lennar Corp., Class A	9,461	1,061,335
Newell Brands, Inc.	64,497	361,828
NVR, Inc. *	114	860,642
PulteGroup, Inc.	10,757	1,214,680
Toll Brothers, Inc.	8,527	1,009,256
Whirlpool Corp. (a)	8,249	684,997
		6,619,567
Industrial Engineering — 2.5%
AGCO Corp.	9,519	1,122,956
Brunswick Corp.	12,825	747,569
Caterpillar, Inc.	10,352	4,534,383
CNH Industrial NV	90,741	1,176,003
Cummins, Inc.	5,404	1,986,619
Gates Industrial Corp. plc *	34,115	846,052
Snap-on, Inc.	3,939	1,265,167
Stanley Black & Decker, Inc.	9,889	668,991
Toro Co. (The)	7,222	536,234
		12,883,974
Industrial Metals & Mining — 0.5%
Nucor Corp.	10,442	1,493,937
Reliance, Inc.	4,051	1,175,317
		2,669,254
Industrial Support Services — 2.2%
ADT, Inc.	127,858	1,067,614
Booz Allen Hamilton Holding Corp.	3,978	426,959
Capital One Financial Corp.	12,262	2,636,330
Fidelity National Information Services, Inc.	8,048	639,092
Genpact Ltd.	16,517	727,574
Global Payments, Inc.	10,472	837,236
ManpowerGroup, Inc.	17,668	728,805
MSC Industrial Direct Co., Inc., Class A	11,623	1,006,784
Robert Half, Inc.	15,153	559,297
Synchrony Financial	22,728	1,583,460
Western Union Co. (The)	120,121	966,974
		11,180,125
Industrial Transportation — 1.8%
Air Lease Corp.	6,141	340,212
Allison Transmission Holdings, Inc.	11,338	1,021,214
FedEx Corp.	7,717	1,724,672
Oshkosh Corp.	9,962	1,260,492

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
PACCAR, Inc.	17,549	1,733,139
Ryder System, Inc.	7,492	1,331,403
Schneider National, Inc., Class B	18,297	447,362
United Parcel Service, Inc., Class B	15,877	1,367,962
		9,226,456
Investment Banking & Brokerage Services — 1.8%
Bank of New York Mellon Corp. (The)	23,055	2,338,930
Franklin Resources, Inc.	34,686	832,464
Invesco Ltd.	60,650	1,274,257
Janus Henderson Group plc	26,751	1,158,318
Jefferies Financial Group, Inc.	8,053	464,336
Principal Financial Group, Inc.	16,184	1,259,601
State Street Corp.	14,979	1,673,903
Voya Financial, Inc.	6,562	459,340
		9,461,149
Leisure Goods — 1.1%
Garmin Ltd.	7,362	1,610,511
Harley-Davidson, Inc.	28,737	699,172
Hasbro, Inc.	10,145	762,498
Mattel, Inc. *	31,119	529,334
Pool Corp.	1,937	596,867
Thor Industries, Inc. (a)	10,134	922,093
YETI Holdings, Inc. *	17,734	651,547
		5,772,022
Life Insurance — 0.6%
Lincoln National Corp.	17,287	658,808
Prudential Financial, Inc.	15,033	1,557,118
Unum Group	15,469	1,110,829
		3,326,755
Media — 2.3%
Fox Corp., Class A	21,995	1,226,441
Interpublic Group of Cos., Inc. (The)	31,921	785,257
New York Times Co. (The), Class A	11,292	585,942
News Corp., Class A	42,576	1,248,328
Nexstar Media Group, Inc.	6,295	1,177,858
Omnicom Group, Inc.	13,319	959,634
Paramount Global, Class B	54,323	682,840
Sirius XM Holdings, Inc.	26,084	550,894
Walt Disney Co. (The)	31,358	3,735,051
Warner Bros Discovery, Inc. *	90,848	1,196,468
		12,148,713
Medical Equipment & Services — 1.3%
Becton Dickinson & Co.	1,372	244,559
Henry Schein, Inc. *	4,989	337,506
Labcorp Holdings, Inc.	3,343	869,447

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Medtronic plc	29,158	2,631,218
Quest Diagnostics, Inc.	7,306	1,223,097
Revvity, Inc.	5,609	493,031
Teleflex, Inc.	1,927	230,277
Zimmer Biomet Holdings, Inc.	8,234	754,646
		6,783,781
Mortgage Real Estate Investment Trusts — 0.7%
AGNC Investment Corp. (a)	61,914	583,849
Annaly Capital Management, Inc.	45,586	926,764
Rithm Capital Corp.	92,171	1,108,817
Starwood Property Trust, Inc.	46,276	900,531
		3,519,961
Non-life Insurance — 1.1%
American International Group, Inc.	10,568	820,394
Assured Guaranty Ltd.	11,837	1,001,173
Axis Capital Holdings Ltd.	10,297	966,270
Everest Group Ltd.	984	330,427
First American Financial Corp.	14,994	900,390
Old Republic International Corp.	30,815	1,114,579
Reinsurance Group of America, Inc.	2,359	453,990
		5,587,223
Non-Renewable Energy — 3.1%
APA Corp.	34,111	658,001
Chevron Corp.	24,026	3,643,303
Civitas Resources, Inc.	21,873	664,064
Coterra Energy, Inc.	46,884	1,143,501
Devon Energy Corp.	19,845	659,251
Diamondback Energy, Inc.	2,764	410,896
HF Sinclair Corp.	21,148	929,243
Kinder Morgan, Inc.	68,348	1,917,845
Marathon Petroleum Corp.	11,162	1,899,661
Ovintiv, Inc.	24,677	1,016,199
Permian Resources Corp.	46,571	659,445
Phillips 66	11,742	1,451,076
Valero Energy Corp.	9,209	1,264,488
		16,316,973
Personal Care, Drug & Grocery Stores — 0.9%
Albertsons Cos., Inc., Class A	48,996	941,703
CVS Health Corp.	35,425	2,199,892
Kroger Co. (The)	25,297	1,773,320
		4,914,915
Personal Goods — 1.4%
Columbia Sportswear Co.	8,693	491,763
Crocs, Inc. *	5,926	591,000
Estee Lauder Cos., Inc. (The), Class A	10,836	1,011,432

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
NIKE, Inc., Class B	25,729	1,921,699
PVH Corp.	11,409	837,649
Ralph Lauren Corp.	4,441	1,326,749
Skechers U.S.A., Inc., Class A *	9,747	616,498
VF Corp.	47,952	561,997
		7,358,787
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.0%
Amgen, Inc.	10,800	3,187,080
Biogen, Inc. *	3,387	433,536
Bristol-Myers Squibb Co.	43,153	1,868,956
Gilead Sciences, Inc.	28,486	3,198,693
Jazz Pharmaceuticals plc *	5,567	638,145
Johnson & Johnson	42,229	6,956,805
Merck & Co., Inc.	43,192	3,374,159
Organon & Co.	33,897	328,801
Perrigo Co. plc	21,895	583,940
Pfizer, Inc.	123,396	2,873,893
Royalty Pharma plc, Class A	22,630	832,784
United Therapeutics Corp. *	3,791	1,041,388
Viatris, Inc.	94,261	823,841
		26,142,021
Real Estate Investment Trusts — 2.3%
Cousins Properties, Inc.	6,411	173,738
EPR Properties	18,725	1,030,624
Gaming and Leisure Properties, Inc.	13,835	630,599
Highwoods Properties, Inc.	30,709	890,868
Host Hotels & Resorts, Inc.	42,845	673,524
Kilroy Realty Corp.	19,114	704,542
Kimco Realty Corp.	51,034	1,083,452
Medical Properties Trust, Inc. (a)	114,410	471,369
NNN REIT, Inc.	12,916	532,914
Omega Healthcare Investors, Inc.	29,330	1,140,937
Park Hotels & Resorts, Inc.	59,615	635,496
Regency Centers Corp.	2,133	152,296
Simon Property Group, Inc.	10,646	1,743,708
VICI Properties, Inc.	46,991	1,531,907
WP Carey, Inc.	11,543	740,599
		12,136,573
Retailers — 3.8%
AutoNation, Inc. *	5,259	1,013,094
Bath & Body Works, Inc.	24,873	720,322
Best Buy Co., Inc.	14,792	962,367
Dick's Sporting Goods, Inc.	5,659	1,196,935
Dillard's, Inc., Class A	1,476	689,189
Dollar General Corp.	7,780	816,122
Gap, Inc. (The)	42,742	831,759

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Home Depot, Inc. (The)	11,405	4,191,452
Lithia Motors, Inc., Class A	3,473	1,000,224
Lowe's Cos., Inc.	6,826	1,526,089
Macy's, Inc.	66,882	844,720
Murphy USA, Inc.	1,808	655,364
Penske Automotive Group, Inc.	5,963	998,266
Tapestry, Inc.	16,139	1,743,496
Target Corp.	12,421	1,248,310
Williams-Sonoma, Inc.	7,870	1,472,083
		19,909,792
Software & Computer Services — 20.4%
Adobe, Inc. *	8,586	3,071,126
Akamai Technologies, Inc. *	15,187	1,158,920
Alphabet, Inc., Class A	56,974	10,933,311
Amdocs Ltd.	12,563	1,072,378
Bentley Systems, Inc., Class B	13,831	801,921
CACI International, Inc., Class A *	2,550	1,174,454
CCC Intelligent Solutions Holdings, Inc. *	63,978	618,667
Clarivate plc *	211,054	812,558
Cognizant Technology Solutions Corp., Class A	20,663	1,482,777
Concentrix Corp.	18,639	968,669
Docusign, Inc. *	16,634	1,258,196
Dolby Laboratories, Inc., Class A	13,246	997,954
DoubleVerify Holdings, Inc. *	63,300	969,756
Dropbox, Inc., Class A *	38,814	1,054,576
Dun & Bradstreet Holdings, Inc.	114,551	1,042,414
DXC Technology Co. *	51,302	698,220
Dynatrace, Inc. *	15,186	798,936
EPAM Systems, Inc. *	6,689	1,054,922
F5, Inc. *	4,390	1,375,914
Gartner, Inc. *	2,338	791,764
Gen Digital, Inc.	42,177	1,243,800
Globant SA *	11,233	946,493
GoDaddy, Inc., Class A *	7,867	1,271,150
Hewlett Packard Enterprise Co.	77,405	1,601,509
IAC, Inc. *	24,888	978,098
Informatica, Inc., Class A *	42,813	1,057,481
International Business Machines Corp.	18,768	4,751,119
Intuit, Inc.	5,780	4,538,051
KBR, Inc.	20,612	963,405
Kyndryl Holdings, Inc. *	13,523	510,764
Leidos Holdings, Inc.	8,711	1,390,711
Maplebear, Inc. *	25,634	1,229,663
Match Group, Inc.	36,763	1,259,868
Meta Platforms, Inc., Class A	14,574	11,272,115
Microsoft Corp.	20,951	11,177,359
Okta, Inc. *	7,532	736,630

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Oracle Corp.	27,055	6,865,747
Parsons Corp. *	15,057	1,117,229
Paycom Software, Inc.	4,876	1,128,989
Pegasystems, Inc.	21,452	1,259,447
Pinterest, Inc., Class A *	39,065	1,507,909
PTC, Inc. *	5,030	1,080,494
Reddit, Inc., Class A *	5,926	951,656
Roper Technologies, Inc.	3,513	1,933,555
Salesforce, Inc.	19,086	4,930,486
Science Applications International Corp.	10,156	1,132,191
SS&C Technologies Holdings, Inc.	15,946	1,363,064
Teradata Corp. *	36,081	755,175
Twilio, Inc., Class A *	11,031	1,422,999
UiPath, Inc., Class A *	46,940	551,545
VeriSign, Inc.	2,960	795,855
Zoom Communications, Inc., Class A *	17,190	1,272,920
ZoomInfo Technologies, Inc. *	107,323	1,162,308
		106,297,218
Technology Hardware & Equipment — 15.9%
Advanced Micro Devices, Inc. *	5,190	915,049
Amkor Technology, Inc.	49,619	1,119,405
Amphenol Corp., Class A	30,525	3,251,218
Analog Devices, Inc.	12,567	2,822,925
Apple, Inc.	44,349	9,205,522
Applied Materials, Inc.	19,124	3,443,467
Arrow Electronics, Inc. *	8,954	1,038,664
Avnet, Inc.	21,341	1,129,793
Broadcom, Inc.	22,510	6,611,187
CDW Corp.	7,948	1,385,972
Cirrus Logic, Inc. *	10,677	1,075,281
Coherent Corp. *	8,684	934,398
Corning, Inc.	33,089	2,092,548
Dell Technologies, Inc., Class C	14,398	1,910,471
Entegris, Inc.	15,579	1,222,328
Flex Ltd. *	29,152	1,453,810
GLOBALFOUNDRIES, Inc. *	23,901	893,658
HP, Inc.	56,858	1,410,078
Intel Corp.	121,209	2,399,938
IPG Photonics Corp. *	9,163	686,217
Jabil, Inc.	7,346	1,639,407
KLA Corp.	3,280	2,883,218
Lam Research Corp.	32,083	3,042,752
Marvell Technology, Inc.	20,237	1,626,448
Microchip Technology, Inc.	23,083	1,560,180
Micron Technology, Inc.	26,938	2,940,013
Monolithic Power Systems, Inc.	2,224	1,581,798
NetApp, Inc.	13,154	1,369,726

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
ON Semiconductor Corp. *	26,257	1,479,844
Onto Innovation, Inc. *	11,248	1,065,748
Qorvo, Inc. *	13,983	1,168,979
QUALCOMM, Inc.	24,410	3,582,412
Skyworks Solutions, Inc.	16,444	1,127,072
Super Micro Computer, Inc. * (a)	20,530	1,210,654
TD SYNNEX Corp.	9,307	1,343,838
Teradyne, Inc.	14,533	1,561,280
Texas Instruments, Inc.	19,886	3,600,559
Universal Display Corp.	7,170	1,035,348
Vertiv Holdings Co., Class A	15,293	2,226,661
Western Digital Corp.	23,401	1,841,425
		82,889,291
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	50,082	3,409,583
Telecommunications Service Providers — 1.3%
AT&T, Inc.	148,054	4,058,160
Comcast Corp., Class A	54,387	1,807,280
Verizon Communications, Inc.	24,927	1,065,879
		6,931,319
Tobacco — 0.5%
Altria Group, Inc.	44,372	2,748,402
Travel & Leisure — 3.2%
Alaska Air Group, Inc. *	12,256	649,078
Aramark	17,937	763,399
Boyd Gaming Corp.	13,953	1,184,610
Carnival Corp. *	38,185	1,136,767
Churchill Downs, Inc.	6,135	656,690
Darden Restaurants, Inc.	6,450	1,300,772
Delta Air Lines, Inc.	25,543	1,359,143
Expedia Group, Inc.	4,790	863,254
Hyatt Hotels Corp., Class A	4,391	618,999
Las Vegas Sands Corp.	17,046	893,210
MGM Resorts International *	27,780	1,012,581
Restaurant Brands International, Inc. (Canada)	12,178	826,399
Travel + Leisure Co.	19,175	1,136,119
United Airlines Holdings, Inc. *	18,917	1,670,560
Vail Resorts, Inc.	3,805	571,739
Wendy's Co. (The) (a)	46,728	460,271
Wyndham Hotels & Resorts, Inc.	7,387	635,282
Wynn Resorts Ltd.	7,753	845,310
		16,584,183
Total Common Stocks (Cost $498,635,542)		520,398,393

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 1.0%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (b) (c)(Cost $439,224)	439,224	439,224
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)(Cost $4,984,439)	4,984,440	4,984,440
Total Short-Term Investments (Cost $5,423,663)		5,423,664
Total Investments — 100.8% (Cost $504,059,205)		525,822,057
Liabilities in Excess of Other Assets — (0.8)%		(4,348,663)
NET ASSETS — 100.0%		521,473,394

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $4,728,098.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	09/19/2025	USD	637,150	33,889

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$525,822,057	$—	$—	$525,822,057
Appreciation in Other Financial Instruments
Futures Contracts (a)	$33,889	$—	$—	$33,889

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$5,014,297	$58,861,254	$58,891,111	$—	$—	$4,984,440	4,984,440	$188,869	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	407,337	22,956,293	22,924,406	—	—	439,224	439,224	34,723	—
Total	$5,421,634	$81,817,547	$81,815,517	$—	$—	$5,423,664		$223,592	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.